ORGANIZATION AND CAPITAL MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2025
Management Commentary Explanatory [Abstract]
Summary of the Corporation's Capital [Table]
As at June 30, 2025, the Corporation’s capital totaled $61.8 billion (December 31, 2024 – $60.4 billion), and is computed as follows:

AS AT JUN. 30, 2025 AND DEC. 31, 2024 (MILLIONS)	2025	2024
Cash and cash equivalents	$113	$820
Other financial assets	1,738	1,234
Common equity in investments	58,442	56,147
Other assets and liabilities of the Corporation	1,506	2,238
Corporation’s Capital	$61,799	$60,439
Corporation’s Capital is comprised of the following:
Common equity	$42,493	$41,874
Preferred equity	4,103	4,103
Non-controlling interest	230	230
Corporate borrowings	14,973	14,232
	$61,799	$60,439

Reconciliation of the Corporation's Capital [Table]
A reconciliation of the Corporation’s capital to the company’s consolidated balance sheet as at June 30, 2025 is as follows:

AS AT JUN. 30, 2025 (MILLIONS)	The Corporation	Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$113	$13,590	$—	$13,703
Other financial assets	1,738	28,230	—	29,968
Accounts receivable and other[1]	3,234	30,426	(1,731)	31,929
Inventory	—	9,259	—	9,259
Assets classified as held for sale	—	19,716	—	19,716
Equity accounted investments	2,278	69,901	—	72,179
Investment properties	18	90,892	—	90,910
Property, plant and equipment	107	155,533	—	155,640
Intangible assets	84	39,862	—	39,946
Goodwill	—	38,664	—	38,664
Deferred income tax assets	406	3,748	—	4,154
Accounts payable and other[1]	(4,422)	(53,818)	1,731	(56,509)
Liabilities associated with assets classified as held for sale	—	(9,423)	—	(9,423)
Deferred income tax liabilities	(199)	(24,263)	—	(24,462)
Subsidiary equity obligations	—	(3,395)	—	(3,395)
Total	3,357	408,922	—	412,279
Common equity in investments[2]	58,442	—	(58,442)	—
Corporation’s Capital	61,799	408,922	(58,442)	412,279
Less:
Corporate borrowings	14,973	—	—	14,973
Non-recourse borrowings of managed entities	—	235,661	—	235,661
Amounts attributable to preferred equity	4,103	—	—	4,103
Amounts attributable to non-controlling interests	230	114,819	—	115,049
Common equity	$42,493	$58,442	$(58,442)	$42,493
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $1.7 billion and $1.7 billion, respectively, between entities within the Corporation and its investments.
2.Represents the carrying value of the Corporation’s investments.
A reconciliation of the Corporation’s capital to the company’s consolidated balance sheet as at December 31, 2024 is as follows:

AS AT DEC. 31, 2024 (MILLIONS)	The Corporation	Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$820	$14,231	$—	$15,051
Other financial assets	1,234	24,653	—	25,887
Accounts receivable and other[1]	3,092	28,281	(1,155)	30,218
Inventory	—	8,458	—	8,458
Assets classified as held for sale	—	10,291	—	10,291
Equity accounted investments	2,488	65,822	—	68,310
Investment properties	16	103,649	—	103,665
Property, plant and equipment	113	152,906	—	153,019
Intangible assets	85	35,987	—	36,072
Goodwill	—	35,730	—	35,730
Deferred income tax assets	342	3,381	—	3,723
Accounts payable and other[1]	(3,368)	(53,289)	1,155	(55,502)
Liabilities associated with assets classified as held for sale	—	(4,721)	—	(4,721)
Deferred income tax liabilities	(530)	(24,737)	—	(25,267)
Subsidiary equity obligations	—	(4,759)	—	(4,759)
Total	4,292	395,883	—	400,175
Common equity in investments[2]	56,147	—	(56,147)	—
Corporation’s Capital	60,439	395,883	(56,147)	400,175
Less:
Corporate borrowings	14,232	—	—	14,232
Non-recourse borrowings of managed entities	—	220,560	—	220,560
Amounts attributable to preferred equity	4,103	—	—	4,103
Amounts attributable to non-controlling interests	230	119,176	—	119,406
Common equity	$41,874	$56,147	$(56,147)	$41,874
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $1.2 billion and $1.2 billion, respectively, between entities within the Corporation and its investments.
2.Represents the carrying value of the Corporation’s investments